PRUDENTIAL MONEYMART ASSETS, INC.

Gateway Center Three, 4th.floor

100 Mulberry Street

Newark, New Jersey 07102

September 30, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Prudential MoneyMart Assets, Inc.
     1933 Act File No.: 2-55301

     1933 Act File No.: 333-112406

     1940 Act File No.: 811-02619

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 27, 2011.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

                                   Very truly yours,

                                   /s/ Claudia DiGiacomo
                                   Claudia DiGiacomo